RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [Abstract]
RELATED PARTY TRANSACTIONS
26.	RELATED PARTY TRANSACTIONS

The Group has related party relationships with its subsidiaries, and with its directors and executive officers.

Leasing arrangements with related parties

The Group has entered into various arrangements with JRJ Investments (“JRJ”), a partnership owned by Mr Ronan O’Caoimh, a director of the Company, and a former director, Dr Jim Walsh who resigned in September 2025, as well as directly with Mr O’Caoimh, to provide premises in Bray, Ireland.

The Group entered into an agreement with JRJ for a 25-year lease commencing in December 2003 for offices that were adjacent to its then premises at IDA Business Park, Bray, County Wicklow, Ireland with an annual rent of €381,000 (US$429,000). Upward-only rent reviews are carried out every five years and there have been no increases arising from these rent reviews.

In 2007 we entered into a 25-year lease agreement with JRJ for a 43,860 square foot manufacturing facility in Bray, Ireland with an annual rent of €787,000 (US$887,000). Subsequent to the signing of this lease, the ownership of the building transferred from JRJ to Mr O’Caoimh solely. A rent review for this property became effective 1 July 2022 and, following an independent valuation, the annual rent increased to €1,050,000 (US$1,183,000), with backdated rent accruing from that date. Included within overhead costs in cost of sales in 2024 is an amount of $659,000 in respect of backdated rent. In 2016, we entered into a 10-year lease with Mr. O’Caoimh for a warehouse adjacent to our leased manufacturing facility in Bray, Ireland. The warehouse is 16,000 square feet with an annual rent of €144,000 (US$162,000). A rent review for this property became effective on 1 July 2021 and, following an independent valuation, the annual rent increased to €170,560, with backdated rent accruing from that date. Included within overhead costs in cost of sales is an amount of $97,000 in respect of backdated rent. Independent valuers advised the Group that the rent in respect of each of the leases represented a fair market rent.

In late 2020, the Group occupied some additional space adjoining the warehouse owned by Mr O’Caoimh. This was a short-term arrangement, and no payments were made for the additional space during 2020 and 2021. The Company vacated this space in 2021. In 2022, the rent payable to Mr O’Caoimh of US$90,000 was settled.

At the time that the arrangements were entered into, Trinity Biotech and its directors (excepting Mr O’Caoimh and Dr Walsh (a director of the Company at that time before his retirement in September 2025) who expressed no opinion on this point) believed they represented a fair and reasonable basis on which the Group could meet its ongoing requirements for premises. Dr Walsh has no ownership interest in the additional space adjoining the warehouse owned by Mr O’Caoimh and was therefore entitled to express an opinion on this arrangement.

In September 2024, the Company completed the acquisition of Metabolomics Diagnostics Ltd ("Metabolomics") for consideration of approximately US$0.9 million, satisfied through the issuance of approximately 0.27 million ADSs and the extinguishment of amounts owed to the Company totaling US$0.41 million. At the time of the acquisition, Dr. Jim Walsh, then a director of the Company, held a 6% minority shareholding in Metabolomics. Based on the net assets acquired and goodwill recognised, the value attributable to Dr. Walsh’s interest was estimated at approximately $55,000. Dr. Walsh fully disclosed his interest, and the acquisition was approved unanimously by the board, with appropriate procedures followed to manage the potential conflict of interest, including the passing of a resolution under the Company's Constitution to authorise Dr. Walsh’s involvement in the decision-making process. The transaction was conducted at arm’s length, and the board determined that it was in the best interests of the Company.

Compensation of key management personnel of the Group

During the year ended December 31, 2025, the Group’s key management personnel comprised directors Mr. Ronan O’Caoimh, and Mr. John Gillard and Dr. Jim Walsh. Dr Jim Walsh resigned in September 2025. (2024: Mr. Ronan O’Caoimh, and Mr. John Gillard and Dr. Jim Walsh) The Group does not engage a separate management entity, as all key management personnel are employed directly by the Group. Compensation for the year for these personnel is detailed below:

	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Short-term employee benefits	768	843
Performance related bonus	441	440
Post-employment benefits	38	39
Share-based compensation benefits as calculated under IFRS 2	149	931

	1,396	2,253

The amounts disclosed in respect of directors’ emoluments in Note 9 includes independent directors’ fees and non-executive director fees of US$118,000 (2024: US$114,000) and share-based compensation benefits of US$58,000 (2024: US$213,000). Total directors’ remuneration is also included in “employment” (Note 3) and “(Loss)/profit before tax” (Note 9).

At 31 December 2025, an amount accrued of US$984,000 (2024: US$658,000) in respect of bonus compensation related to the Chief Executive Officer remained unpaid. The balance reflects a voluntary deferral agreed by the Chief Executive Officer. The balance is unsecured and bears no interest.

Directors’ interests in the Company’s shares and share option plan

	‘A’ Ordinary Shares	Share options
At January 1, 2025	11,317,777	32,993,336
Shares purchased during the year	-	-
Granted	-	-
Expired / forfeited	-	(379,167)

At December 31, 2025	11,317,777	32,614,169

	‘A’ Ordinary Shares	Share options
At January 1, 2024	11,117,777	30,387,336
Shares purchased during the year	200,000	-
Granted	-	5,600,000
Expired / forfeited	-	(2,994,000)

At December 31, 2024	11,317,777	32,993,336